Dispositions	12 Months Ended
Dec. 31, 2025
Dispositions [Abstract]
Dispositions
4. DISPOSITIONS
Pending Sale of NMGC
On August 5, 2024, Emera entered into an agreement
to sell its indirect wholly-owned subsidiary NMGC
for a total enterprise value of approximately $ 1.3
billion USD, consisting of cash proceeds and the
transfer of debt and customary closing adjustments.
As a result of the pending sale,
NMGC’s assets and
liabilities were classified as held for sale in Q3 2024 and
the carrying value of the assets and liabilities
were adjusted to FV less cost to sell.
As the transaction proceeds will be lower than the carrying amount of the assets and liabilities being sold,
in Q3 2024 Emera assessed the NMGC reporting unit for
goodwill impairment by comparing the FV of
expected transaction proceeds to the carrying value of
net assets, including goodwill of $
366
million USD.
The goodwill of the reporting unit was determined to be impaired and a non-cash goodwill impairment
charge of $ 210
million ($
198
million, after-tax), or $
155
million USD ($
146
million USD, after-tax), was
recorded in “Impairment charges” on the Consolidated
Statements of Income in Q3 2024.
Following the goodwill impairment assessment, the held for
sale assets and liabilities were measured at
the lower of their carrying amount or fair value less costs
to sell. The measurement resulted in an
additional loss for the estimated future transaction costs
of $
16
million ($
12
million after-tax), in addition to
incurred transaction costs of $ 9
million ($
7
million after-tax) recorded in “Other Income, net” on the
Consolidated Statements of Income in Q3 2024.
At each reporting date, the Company performs an assessment of the FV of the disposal group by
comparing the FV of expected transaction proceeds, less
costs to sell, to the carrying value of net assets,
including goodwill ("carrying amount"). On June 30, 2025,
the Company remeasured the NMGC disposal
group at the lower of its carrying amount and FV less costs
to sell. As a result of the change in the
expected timing of the transaction close, a non-cash impairment charge of $
75
million ($
71
million, after-
tax), or $ 55
million USD ($
52
million USD, after-tax), was recorded in “Impairment
charges” on the
Consolidated Statements of Income in Q2 2025. An additional
loss for estimated future transaction costs
of $ 2
million ($
1
million after-tax) was recorded in “Other income, net” on
the Consolidated Statements of
Income in Q2 2025. There were no additional adjustments recorded in 2025.
The Company will continue to record depreciation on the NMGC assets through the transaction closing
date, as the depreciation continues to be reflected in
customer rates and will be reflected in the carryover
basis of the assets when sold. Depreciation and amortization of $
97
million ($
70
million USD) was
recorded on these assets from August 5, 2024, the date
they were classified as held for sale, through
December 31, 2025. Of the $ 97
million ($
70
million USD) recorded to date, $
71
million ($
51
million USD)
was recorded in 2025.
Details of the assets and liabilities classified as held for sale are as follows:
As at
December 31
December 31
millions of dollars 2025 2024
Cash and cash equivalents $
6 $
8
Inventory
10
9
Derivative instruments -
1
Regulatory assets
41
28
Receivables and other current assets
142
127
Current assets held for sale $
199 $
173
PP&E
1,856
1,845
Regulatory assets
4
6
Goodwill
289
303
Other long-term assets
28
23
Less: Adjustment to FV less costs to sell
(1)
(89) (17)
Long-term assets held for sale $
2,088 $
2,160
Total assets held for sale $
2,287 $
2,333
Short-term debt
$
116 $
46
Current portion of long-term debt
96 -
Derivative instruments -
1
Regulatory liabilities
25
10
Accounts payable and other current liabilities
154
155
Current liabilities associated with assets held for sale
391
212
Long-term debt
567
696
Deferred income taxes
185
167
Regulatory liabilities
261
274
Other long-term liabilities
11
11
Long-term liabilities associated with assets held for sale $
1,024 $
1,148
Total liabilities associated with assets held for sale $
1,415 $
1,360
(1) Represents a $ 75
million impairment charge related to the remeasurement
of the NMGC disposal group to FV (December
31,
2024 - nil ) and $ 14
million in estimated transaction costs related to
the pending sale (December 31, 2024 – $
17
million).
Sale of LIL Equity Interest
On June 4, 2024, Emera completed the sale of its 31.1
per cent indirect minority equity interest in the LIL
for a total transaction value of $ 1.2
billion, including cash proceeds of $
957
million and $
235
million for
assuming Emera’s contractual obligation to fund the
remaining initial capital investment, which represents
additional LIL equity interest for the acquirer.
Cash proceeds from the sale in the amount of $
30
million is
held in escrow pending finalization of certain agreements
with the LIL general partner. The
escrow
proceeds receivable is held at FV and included in the gain
on sale, after transaction costs. As of
December 31, 2025, the estimated FV of the escrow proceeds
receivable was $
29
million. In Q2 2024, a
gain on sale, after transaction costs, of $ 182
million ($
107
million, after tax and transaction costs), was
recognized in “ Other income, net
” on the Consolidated Statements of Income and
included in the Other
segment. In Q4 2024, Emera recognized an incremental $ 22
million tax benefit related to loss
carryforwards applied against the taxable capital gain on the sale.